Finance Expenses	12 Months Ended
Dec. 31, 2021
Finance Expenses [Abstract]
Finance Expenses
40.	Finance Expenses

(1)	Finance expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Interest expense	￦	2,046,811	1,995,425	1,914,457
Losses on sale of financial assets		2,106	648	1,045
Losses on valuation of financial assets at fair value through profit or loss		4,513	7,396	5,480
Losses on valuation of derivatives		45,385	513,278	37,017
Losses on transaction of derivatives		71,546	81,055	40,818
Losses on foreign currency translation		553,731	215,047	1,159,334
Losses on foreign currency transaction		55,509	79,103	83,558
Losses on repayment of financial liabilities		—	35	10
Others		2,555	4,456	4,058

	￦	2,782,156	2,896,443	3,245,777

(2)	Details of interest expense included in finance expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Trade and other payables	￦	94,019	88,757	213,765
Short-term borrowings		42,971	29,358	42,371
Long-term borrowings		119,806	118,678	115,141
Debt securities		1,827,511	1,805,253	1,728,588
Other financial liabilities		558,464	540,867	384,423

		2,642,771	2,582,913	2,484,288
Less: Capitalized borrowing costs		(595,960)	(587,488)	(569,831)

	￦	2,046,811	1,995,425	1,914,457

Capitalization rates for the years ended December 31, 2019, 2020 and 2021 are 2.37%~3.44%, 2.14%~4.84% and 2.02%~4.33%, respectively.